Fair Value of Financial Assets and Liabilities - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Change in fair value of convertible notes	$ 76,738	$ 76,738	$ 76,738	$ 0